LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of movements during the period for right-of-use assets and lease liabilities

	Right-of-use	Lease
	assets	liabilities
As of January 1, 2020	111	(100)
Additions	—	—
Remeasurement / modification	81	(80)
Depreciation expense	(67)	—
Interest expense	—	(7)
Payments	—	74
As of December 31, 2020	125	(113)
Additions	—	—
Acquisition of a subsidiary (Note 6)	18	(18)
Depreciation expense	(45)	—
Interest expense	—	(9)
Set-off	—	2
Payments	—	47
As of December 31, 2021	98	(91)